Share-based Compensation Expenses (Narrative) (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands				1 Months Ended			12 Months Ended
	May 31, 2016 $ / shares shares	Mar. 04, 2016 CNY (¥) shares	Mar. 04, 2016 USD ($) $ / shares shares	Feb. 15, 2017 shares	Apr. 30, 2014 shares	Dec. 31, 2012 shares	Dec. 31, 2017 CNY (¥) item shares	Dec. 31, 2017 USD ($) item $ / shares shares	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2016 $ / shares shares	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 $ / shares
Share-based Compensation Expenses [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Modified in Period	3,630,121
Stock options [Member]
Share-based Compensation Expenses [Line Items]
Unrecognized compensation expense | ¥							¥ 87,124
Recognition period for unrecognized compensation cost							2 years 1 month 17 days	2 years 1 month 17 days
Restricted shares [Member]
Share-based Compensation Expenses [Line Items]
Total intrinsic value of shares vested							¥ 2,468	$ 379	¥ 1,777		¥ 1,694
Unrecognized compensation expense other than options | ¥							¥ 2,460
Recognition period for unrecognized compensation cost							1 year 9 months	1 year 9 months
2008 Plan [Member]
Share-based Compensation Expenses [Line Items]
Maximum number of shares to be granted							11,500,000
Additional number of shares available for issuance under the plan						18,375,140
Number of equal monthly installments for remaining vest | item							36	36
Share-based compensation expense recognized if an exercisable event occurred | ¥							¥ 98,675		92,419		65,143
Granted (in shares)	7,260,242			2,435,709
Granted (in dollars per share) | $ / shares	$ 0.0001
2008 Plan [Member] | Minimum [Member]
Share-based Compensation Expenses [Line Items]
Vesting period				6 years
2008 Plan [Member] | Maximum [Member]
Share-based Compensation Expenses [Line Items]
Vesting period				10 years
2008 Plan [Member] | Stock options [Member]
Share-based Compensation Expenses [Line Items]
Granted (in shares)							676,846	676,846
Granted (in dollars per share) | $ / shares								$ 0.42
Granted (in dollars per share) | $ / shares								$ 2.66		$ 1.47		$ 2.40
Total intrinsic value of options exercised							¥ 103,082	$ 15,843	26,587		150,325
Total fair value of share options vested							¥ 82,814	$ 12,728	¥ 67,727		¥ 50,089
2014 Plan [Member]
Share-based Compensation Expenses [Line Items]
Maximum number of shares to be granted									7,942,675	7,942,675
Contractual term							10 years	10 years
Vesting period							4 years	4 years
Threshold percentage of ordinary shares reserved under the Plan falls below the total then-issued and outstanding ordinary shares, then automatically increases the number of ordinary shares reserved for future issuances							1.00%	1.00%
Increase percent in ordinary shares reserved for future issuances to total outstanding shares							5.00%	5.00%
Granted (in shares)		14,478,293	14,478,293
Granted (in dollars per share) | $ / shares			$ 3.09
Incremental compensation expense		¥ 23,197	$ 3,341
Initial Ordinary Shares					5,500,000